Employee Postretirement Benefits (Pension Plan Assets of the Principal Plans Measured at fair value) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal Plans
Fair value of plan assets	$ 1,795	$ 2,019
Principal Plans | Fair Value, Inputs, Level 1
Fair value of plan assets	132	158
Principal Plans | Fair Value, Inputs, Level 2
Fair value of plan assets	382	253
Principal Plans | Fair Value, Inputs, Level 3
Fair value of plan assets	194	230
Principal Plans | Held directly
Fair value of plan assets	25	34
Principal Plans | Held directly | Fair Value, Inputs, Level 1
Fair value of plan assets	16	23
Principal Plans | Held directly | Fair Value, Inputs, Level 2
Fair value of plan assets	9	11
Principal Plans | U.S. government and municipals
Fair value of plan assets	112	98
Principal Plans | U.S. government and municipals | Net Asset Value or Its Equivalent
Fair value of plan assets	289	85
Principal Plans | U.S. government and municipals | Fair Value, Inputs, Level 1
Fair value of plan assets	94	97
Principal Plans | U.S. government and municipals | Fair Value, Inputs, Level 2
Fair value of plan assets	18	1
Principal Plans | U.S. corporate debt
Fair value of plan assets	304	203
Principal Plans | U.S. corporate debt | Net Asset Value or Its Equivalent
Fair value of plan assets		408
Principal Plans | U.S. corporate debt | Fair Value, Inputs, Level 2
Fair value of plan assets	304	203
Principal Plans | U.S. securitized [Member]
Fair value of plan assets	1
Principal Plans | U.S. securitized [Member] | Fair Value, Inputs, Level 2
Fair value of plan assets	1
Principal Plans | International bonds
Fair value of plan assets	50	38
Principal Plans | International bonds | Net Asset Value or Its Equivalent
Fair value of plan assets	509	591
Principal Plans | International bonds | Fair Value, Inputs, Level 2
Fair value of plan assets	50	38
Principal Plans | U.S. equity
Fair value of plan assets		21
Principal Plans | U.S. equity | Fair Value, Inputs, Level 1
Fair value of plan assets		21
Principal Plans | International equity
Fair value of plan assets	11	15
Principal Plans | International equity | Fair Value, Inputs, Level 1
Fair value of plan assets		15
Principal Plans | Non-U.S. equity | Net Asset Value or Its Equivalent
Fair value of plan assets		3
Principal Plans | Global equity
Fair value of plan assets	218
Principal Plans | Global equity | Net Asset Value or Its Equivalent
Fair value of plan assets		224
Principal Plans | Insurance Contracts
Fair value of plan assets	194	230
Principal Plans | Insurance Contracts | Fair Value, Inputs, Level 3
Fair value of plan assets	194	230
Principal Plans | Other
Fair value of plan assets	(3)	2
Principal Plans | Other | Fair Value, Inputs, Level 1
Fair value of plan assets	(3)	2
Principal Plans | International equity
Fair value of plan assets	2
Principal Plans | International equity | Fair Value, Inputs, Level 1
Fair value of plan assets	11
Principal Plans | U.S. equity
Fair value of plan assets	14
Principal Plans | U.S. equity | Fair Value, Inputs, Level 1
Fair value of plan assets	14
Principal Plans | Non-U.S. securitized | Net Asset Value or Its Equivalent
Fair value of plan assets	69	67
Defined Benefit Pension Plans
Fair value of plan assets	$ 2,060	$ 2,295	$ 2,285